Financial results (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income statement [Abstract]
Disclosure of detailed information about income statement [Text Block]
The financial results composition is detailed as follows:

	For the years ended as of December 31,
Financial results	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Finance income	5,050,952	5,680,068	7,845,743
Finance costs	(24,166,313)	(20,307,238)	(23,101,329)
Foreign currency exchange differences	(2,563,019)	456,995	957,565
Result as per adjustment units	(110,539)	(2,246,846)	(3,282,736)